OTHER LONG-TERM LIABILITIES OTHER LONG-TERM LIABILITIES (Notes)	12 Months Ended
Dec. 31, 2013
Other Long-term Liabilities Disclosure [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]
22. OTHER LONG-TERM LIABILITIES

(in thousands of $)	2013	2012
Deferred credits from capital lease transactions	17,904	18,529

Deferred credits from capital lease transactions

(in thousands of $)	2013	2012
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(6,162)	(5,537)
	18,529	19,154
Short-term (see note 19)	625	625
Long-term	17,904	18,529
	18,529	19,154

In connection with the Methane Princess Lease (see note 21), we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.

Amortization for each of the years ended December 31, 2013, 2012 and 2011 was $0.6 million.